Income and mining taxes - Composition of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES [Abstract]
Current income and mining tax expense	$ 2.5	$ 2.1
Deferred income and mining tax (recovery) expense	21.9	(3.2)
Total income tax expense	$ (19.4)	$ 5.3